OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 17,175	$ 14,952
Accumulated amortization	14,997	14,509
Amortized cost	2,178	443
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	639	639
Accumulated amortization	639	639
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,978	4,890
Accumulated amortization	4,901	4,890
Customer related intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,891	6,473
Accumulated amortization	6,534	6,261
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	874	677
Accumulated amortization	650	632
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,793	2,273
Accumulated amortization	$ 2,273	$ 2,087